UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-2661

Name of Fund:  Merrill Lynch Pacific Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch Pacific Fund, Inc., 800 Scudders Mill Road,
     Plainsboro, NJ, 08536.  Mailing address:  P.O. Box 9011,
     Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/04

Date of reporting period: 07/01/04 - 09/30/04

Item 1 - Schedule of Investments


Merrill Lynch Pacific Fund, Inc.

Schedule of Investments as of September 30, 2004

                                                                                                                Value
Country           Industry*                Shares Held    Common Stock                                    (in U.S. dollars)
Japan - 64.2%     Auto Components - 4.8%       597,000    Futaba Industrial Co., Ltd. (e)                     $  10,042,535
                                               913,000    Toyota Industries Corportion                           20,750,941
                                                                                                              -------------
                                                                                                                 30,793,476

                  Automobiles - 4.3%         1,754,000    Fuji Heavy Industries, Ltd.                             8,864,294
                                             1,136,000    Suzuki Motor Corporation                               18,583,750
                                                                                                              -------------
                                                                                                                 27,448,044

                  Beverages - 2.1%             246,148    Coca-Cola West Japan Company Limited                    5,985,362
                                               318,000    Hokkaido Coca-Cola Bottling Co., Ltd.                   1,889,852
                                               286,000    Kinki Coca-Cola Bottling Co., Ltd.                      2,574,169
                                               326,000    Mikuni Coca-Cola Bottling                               3,102,790
                                                                                                              -------------
                                                                                                                 13,552,173

                  Building Products - 2.1%     573,000    Daikin Industries, Ltd.                                13,855,147

                  Chemicals - 4.0%           2,350,000    Asahi Chemical Industry Co., Ltd.                      10,149,254
                                               429,000    Shin-Etsu Chemical Co., Ltd.                           15,413,873
                                                                                                              -------------
                                                                                                                 25,563,127

                  Commercial Banks - 0.4%      443,100    Shinsei Bank, Ltd.                                      2,685,576

                  Construction &               913,000    JGC Corporation                                         9,286,150
                  Engineering - 3.2%         2,508,000    Okumura Corporation                                    11,377,762
                                                                                                              -------------
                                                                                                                 20,663,912

                  Electric                     294,600    Chubu Electric Power Company, Incorporated              6,227,991
                  Utilities - 1.0%

                  Electronic Equipment         127,000    Hoya Corporation                                       13,308,987
                  & Instruments - 4.3%         296,900    Murata Manufacturing Co., Ltd.                         14,277,276
                                                                                                              -------------
                                                                                                                 27,586,263

                  Food & Staples               253,000    Ito-Yokado Co., Ltd.                                    8,677,040
                  Retailing - 1.3%

                  Food Products - 2.2%         387,000    Katokichi Co., Ltd.                                     7,092,864
                                               772,000    Nisshin Seifun Group Inc.                               7,452,779
                                                                                                              -------------
                                                                                                                 14,545,643

                  Gas Utilities - 2.6%       4,772,000    Tokyo Gas Co.                                          16,929,202

                  Health Care Equipment        545,000    Terumo Corporation                                     12,411,650
                  & Supplies - 1.9%

                  Household Durables - 3.0%    217,200    Rinnai Corporation                                      6,621,531
                                                93,000    Sangetsu Co., Ltd.                                      2,231,865
                                               746,000    Sharp Corporation                                      10,261,180
                                                                                                              -------------
                                                                                                                 19,114,576

                  IT Services - 0.3%            92,000    NS Solutions Corporation                                2,274,645

                  Insurance - 9.7%           4,801,300    Aioi Insurance Company, Limited                        19,167,736
                                                 1,619    Millea Holdings, Inc.                                  20,859,048
                                             2,385,000    Mitsui Sumitomo Insurance Company, Limited             19,670,326
                                               500,000    NIPPONKOA Insurance Company, Limited                    2,799,075
                                                                                                              -------------
                                                                                                                 62,496,185

                  Machinery - 3.6%           2,996,000    Kubota Corporation                                     14,135,281
                                             2,074,000    Tadano Ltd.                                             9,465,336
                                                                                                              -------------
                                                                                                                 23,600,617

                  Office Electronics - 1.9%    261,000    Canon, Inc.                                            12,266,751

                  Pharmaceuticals - 4.3%       610,000    Takeda Pharmaceutical Co, Limited                      27,673,184

                  Semiconductors &             126,300    Rohm Company Ltd.                                      12,697,038
                  Semiconductor
                  Equipment - 2.0%

                  Software - 2.2%              161,000    Fuji Soft ABC Incorporated                              5,054,303
                                               212,000    Trend Micro Incorporated                                9,117,452
                                                                                                              -------------
                                                                                                                 14,171,755

                  Trading Companies &        1,780,000    Mitsubishi Corporation                                 19,234,950
                  Distributors - 3.0%

                                                          Total Common Stock in Japan                           414,468,945


Australia - 2.5%  Commercial Banks - 1.1%      361,000    National Australia Bank Limited                         7,055,010

                  Commercial Services          539,706    Brambles Industries Limited                             2,767,827
                  & Supplies - 0.5%

                  Textiles, Apparel            860,000    Billabong International Limited                         5,942,857
                  & Luxury Goods - 0.9%

                                                          Total Common Stock in Australia                        15,765,694


Hong Kong - 9.0%  Automobiles - 0.5%         9,792,000    Denway Motors Limited                                   3,264,816

                  Commercial Banks - 2.4%      971,525    HSBC Holdings PLC                                      15,448,619

                  Industrial                 1,930,438    Hutchison Whampoa Limited                              15,100,790
                  Conglomerates - 2.3%

                  Insurance - 1.1%           4,713,000   +Ping An Insurance (Group) Company of
                                                          China Limted `H'                                        6,920,172

                  Real Estate - 2.2%         4,251,000    Wharf (Holdings) Ltd.                                  14,309,827

                  Transportation             3,750,000    Hainan Meilan Airport Company Limited 'H'               3,101,737
                  Infrastructure - 0.5%

                                                          Total Common Stock in Hong Kong                        58,145,961


India - 2.7%      Diversified Financial        800,000    Reliance Capital Limited                                2,528,696
                  Services - 0.4%

                  Oil & Gas - 2.3%           1,336,000    Reliance Industries Ltd.                               15,050,330

                                                          Total Common Stock in India                            17,579,026


New Zealand -     Diversified Financial     29,927,941    Guinness Peat Group PLC                                44,094,429
6.8%              Services - 6.8%

                                                          Total Common Stock in New Zealand                      44,094,429


Singapore - 2.3%  Commercial Banks - 2.3%    1,738,400    Oversea-Chinese Banking Corporation Ltd.               14,455,690

                                                          Total Common Stock in Singapore                        14,455,690


South Korea -     Automobiles - 0.5%            75,000    Hyundai Motor Company Ltd.                              3,458,532
5.0%

                  Diversified                  294,200    KT Corporation (ADR)(a)                                 5,316,194
                  Telecommunication
                  Services - 0.8%

                  Metals & Mining - 3.1%       523,000    POSCO (ADR)(a)                                         19,795,550

                  Textiles, Apparel &          250,000    Cheil Industries Inc.                                   3,723,404
                  Luxury Goods - 0.6%

                                                          Total Common Stock in South Korea                      32,293,680


Taiwan - 1.8%     Electronic Equipment       1,563,000    Delta Electronics Inc.                                  2,185,531
                  & Instruments - 0.4%

                  Machinery - 0.2%           3,000,000    Yuangtay Engineering Co., Ltd.                          1,545,481

                  Metals & Mining - 1.1%       361,733    China Steel Corporation (GDR)(d)                        7,347,511

                  Semiconductors &             437,265   +United Microelectronics Corporation, Ltd.                 263,878
                  Semiconductor
                  Equipment - 0.1%

                                                          Total Common Stock in Taiwan                           11,342,401


Thailand - 0.5%   Commercial Banks - 0.5%    3,158,000    Siam Commercial Bank Public Company Limited             3,392,420

                                                          Total Common Stock in Thailand                          3,392,420

                                                          Total Common Stock (Cost - $439,477,414) - 94.8%      611,538,246



                                   Beneficial Interest    Short-Term Securities
                                       $    29,596,399    Merrill Lynch Liquidity Series, LLC Cash
                                                          Sweep Series I (b)                                     29,596,399
                                             1,066,400    Merrill Lynch Liquidity Series, LLC Money Market
                                                          Series (b)(c)                                           1,066,400

                                                          Total Short-Term Securities
                                                          (Cost - $30,662,799) - 4.7%                            30,662,799

                                                          Total Investments
                                                          (Cost - $470,140,213**) - 99.5%                       642,201,045
                                                          Other Assets Less Liabilities - 0.5%                    2,940,963
                                                                                                              -------------
                                                          Net Assets - 100.0%                                 $ 645,142,008
                                                                                                              =============

  * For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

 ** The cost and unrealized appreciation/depreciation of investments as of September 30, 2004, as computed for federal income tax purposes, were as follows:


    Aggregate cost                                           $  500,031,706
                                                             ==============
    Gross unrealized appreciation                            $  158,355,055
    Gross unrealized depreciation                              (16,185,716)
                                                             --------------
   Net unrealized appreciation                               $  142,169,339
                                                             ==============


  + Non-income producing security.

(a) American Depositary Receipts (ADR).

(b) Investments in companies considered to be an affiliate of the Fund
    (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:


                                                                  Interest/
                                                    Net            Dividend
    Affiliate                                     Activity           Income

    Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                     $  21,916,617       $189,737

    Merrill Lynch Liquidity Series, LLC
       Money Market Series                     $(12,763,857)       $ 35,448

    Merrill Lynch Premier Institutional Fund     (4,610,093)       $  8,947


(c) Security was purchased with the cash proceeds from securities loans.

(d) Global Depository Receipts (GDR).

(e) Security, or portion of a security, is on loan.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Pacific Fund, Inc.


By:    /s/ Terry K. Glenn________
       Terry K. Glenn,
       President
       Merrill Lynch Pacific Fund, Inc.


Date: November 19, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terry K. Glenn________
       Terry K. Glenn
       President
       Merrill Lynch Pacific Fund, Inc.


Date: November 19, 2004


By:    /s/ Donald C. Burke________
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Pacific Fund, Inc.


Date: November 19, 2004